Parent, Guarantor, Non-Guarantor Unaudited Consolidating Condensed Financial Statements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Text Block [Abstract]
Consolidating Condensed Statement of Operations

PARKER DRILLING COMPANY AND SUBSIDIARIES

CONSOLIDATING CONDENSED STATEMENT OF OPERATIONS

(Dollars in Thousands)

(Unaudited)

	Three months ended March 31, 2014
	Parent	Guarantor	Non-Guarantor	Eliminations	Consolidated
Total revenues	$—	$123,431	$149,132	$(43,338)	$229,225
Operating expenses	—	76,548	132,815	(43,338)	166,025
Depreciation and amortization	—	20,168	14,169	—	34,337

Total operating gross margin	—	26,715	2,148	—	28,863

General and administration expense(1)	(70)	(8,464)	(430)	—	(8,964)
Gain on disposition of assets, net	(79)	(81)	31	—	(129)

Total operating income (loss)	(149)	18,170	1,749	—	19,770
Other income and (expense):
Interest expense	(12,715)	(50)	(2,499)	3,225	(12,039)
Interest income	439	176	2,642	(3,225)	32
Extinguishment of debt	(29,673)	—	—	—	(29,673)
Other	—	128	767	—	895
Equity in net earnings of subsidiaries	10,489	—	—	(10,489)	—

Total other income (expense)	(31,460)	254	910	(10,489)	(40,785)

Income (benefit) before income taxes	(31,609)	18,424	2,659	(10,489)	(21,015)

Total income tax expense (benefit)	(19,060)	6,384	4,053	—	(8,623)

Net income (loss)	(12,549)	12,040	(1,394)	(10,489)	(12,392)

Less: Net income (loss) attributable to noncontrolling interest	—	—	157	—	157

Net income (loss) attributable to controlling interest	$(12,549)	$12,040	$(1,551)	$(10,489)	$(12,549)

(1)	General and administration expenses for field operations are included in operating expenses.

PARKER DRILLING COMPANY AND SUBSIDIARIES

CONSOLIDATING CONDENSED STATEMENT OF OPERATIONS

(Dollars in Thousands)

(Unaudited)

	Three Months Ended March 31, 2013
	Parent	Guarantor	Non-Guarantor	Eliminations	Consolidated
Total revenues	$—	$104,342	$86,300	$(23,507)	$167,135
Operating expenses	—	58,578	81,675	(23,507)	116,746
Depreciation and amortization	—	18,659	10,853	—	29,512

Total operating gross margin	—	27,105	(6,228)	—	20,877

General and administration expense(1)	(45)	(12,732)	(68)	—	(12,845)
Gain on disposition of assets, net	—	1,108	40	—	1,148

Total operating income (loss)	(45)	15,481	(6,256)	—	9,180
Other income and (expense):
Interest expense	(10,980)	(24)	(3,417)	4,415	(10,006)
Interest income	1,569	190	2,715	(4,415)	59
Loss on extinguishment of debt	—	—	—	—	—
Other	37	101	(303)	—	(165)
Equity in net earnings of subsidiaries	179	—	—	(179)	—

Total other income (expense)	(9,195)	267	(1,005)	(179)	(10,112)

Income (loss) before income taxes	(9,240)	15,748	(7,261)	(179)	(932)

Income tax expense (benefit)	(9,832)	5,589	2,739	—	(1,504)

Net income (loss)	592	10,159	(10,000)	(179)	572

Less: Net income (loss) attributable to noncontrolling interest	—	—	(20)	—	(20)

Net income (loss) attributable to controlling interest	$592	$10,159	$(9,980)	$(179)	$592

(1)	General and administration expenses for field operations are included in operating expenses.

PARKER DRILLING COMPANY AND SUBSIDIARIES

CONSOLIDATING CONDENSED STATEMENT OF OPERATIONS

(Dollars in Thousands)

(Unaudited)

	Year ended December 31, 2013
	Parent	Guarantor	Non-Guarantor	Eliminations	Consolidated
Total revenues	$—	$468,073	$549,295	$(143,196)	$874,172
Operating expenses	—	252,211	462,657	(143,196)	571,672
Depreciation and amortization	—	77,416	56,637	—	134,053

Total operating gross margin	—	138,446	30,001	—	168,447

General and administration expense(1)	(202)	(67,083)	(740)	—	(68,025)
Provision for reduction in carrying value of certain assets	—	—	(2,544)	—	(2,544)
Gain on disposition of assets, net	—	1,759	2,235	—	3,994

Total operating income (loss)	(202)	73,122	28,952	—	101,872

Other income and (expense):
Interest expense	(51,439)	(335)	(9,930)	13,884	(47,820)
Changes in fair value of derivative positions	53	—	—	—	53
Interest income	3,824	1,761	10,749	(13,884)	2,450
Loss on extinguishment of debt	(5,218)	—	—	—	(5,218)
Other	(1)	(143)	1,594	—	1,450
Equity in net earnings of subsidiaries	55,430	—	—	(55,430)	—

Total other income (expense)	2,649	1,283	2,413	(55,430)	(49,085)

Income (loss) before income taxes	2,447	74,405	31,365	(55,430)	52,787
Income tax expense (benefit):
Current	(21,431)	18,737	15,603	—	12,909
Deferred	(3,137)	19,454	(3,618)	—	12,699

Income tax expense (benefit)	(24,568)	38,191	11,985	—	25,608

Net income (loss)	27,015	36,214	19,380	(55,430)	27,179

Less: Net (loss) attributable to noncontrolling interest	—	—	164	—	164

Net income (loss) attributable to controlling interest	$27,015	$36,214	$19,216	$(55,430)	$27,015

(1)	General and administration expenses for field operations are included in operating expenses.

PARKER DRILLING COMPANY AND SUBSIDIARIES

CONSOLIDATING CONDENSED STATEMENT OF OPERATIONS

(Dollars in Thousands)

(Unaudited)

	Year ended December 31, 2012
	Parent	Guarantor	Non-Guarantor	Eliminations	Consolidated
Total revenues	$—	$393,738	$385,279	$(101,256)	$677,761
Operating expenses	—	184,946	329,498	(101,256)	413,188
Depreciation and amortization	—	65,354	47,663	—	113,017

Total operating gross margin	—	143,438	8,118	—	151,556

General and administration expense(1)	(182)	(45,758)	(317)	—	(46,257)
Gain on disposition of assets, net	—	775	1,199	—	1,974

Total operating income (loss)	(182)	98,455	9,000	—	107,273

Other income and (expense):
Interest expense	(37,326)	(151)	(8,739)	12,674	(33,542)
Interest income	9,863	5,073	41,999	(56,782)	153
Loss on extinguishment of debt	(2,130)	—	—	—	(2,130)
Changes in fair value of derivative positions	55	—	—	—	55
Other	—	(206)	(626)	—	(832)
Equity in net earnings of subsidiaries	43,884	—	—	(43,884)	—

Total other income (expense)	14,346	4,716	32,634	(87,992)	(36,296)

Income (loss) before income taxes	14,164	103,171	41,634	(87,992)	70,977
Income tax expense (benefit):
Current	(25,406)	32,781	10,667	—	18,042
Deferred	2,257	15,429	(1,849)	—	15,837

Income tax expense (benefit)	(23,149)	48,210	8,818	—	33,879

Net income (loss)	37,313	54,961	32,816	(87,992)	37,098

Less: Net (loss) attributable to noncontrolling interest	—	—	(215)	—	(215)

Net income (loss) attributable to controlling interest	37,313	54,961	33,031	(87,992)	37,313

(1)	General and administration expenses for field operations are included in operating expenses.

PARKER DRILLING COMPANY AND SUBSIDIARIES

CONSOLIDATING CONDENSED STATEMENT OF OPERATIONS

(Dollars in Thousands)

(Unaudited)

	Year ended December 31, 2011
	Parent	Guarantor	Non-Guarantor	Eliminations	Consolidated
Total revenues	$—	$375,798	$426,491	$(116,055)	$686,234
Operating expenses	—	174,955	357,777	(116,055)	416,677
Depreciation and amortization	—	62,744	49,392	—	112,136

Total operating gross margin	—	138,099	19,322	—	157,421

General and administration expense(1)	(218)	(30,968)	(381)	—	(31,567)
Impairment and other charges	—	(170,000)	—	—	(170,000)
Provision for reduction in carrying value of certain assets	—	(1,350)	—	—	(1,350)
Gain on disposition of assets, net	—	2,706	953	—	3,659

Total operating income (loss)	(218)	(61,513)	19,894	—	(41,837)

Other income and (expense):
Interest expense	(26,654)	(17,889)	(8,865)	30,814	(22,594)
Interest income	18,131	750	12,189	(30,814)	256
Loss on extinguishment of debt	—	—	—	—	—
Changes in fair value of derivative positions	(110)	—	—	—	(110)
Other	—	(315)	(812)	—	(1,127)
Equity in net earnings of subsidiaries	(23,484)	—	—	23,484	—

Total other income and (expense)	(32,117)	(17,454)	2,512	23,484	(23,575)
Income (loss) before income taxes	(32,335)	(78,967)	22,406	23,484	(65,412)
Income tax expense (benefit):
Current	(13,402)	27,169	19,841	—	33,608
Deferred	31,518	(57,030)	(22,863)	—	(48,375)

Total income tax expense (benefit)	18,116	(29,861)	(3,022)	—	(14,767)
Net income (loss)	(50,451)	(49,106)	25,428	23,484	(50,645)
Less: Net (loss) attributable to noncontrolling interest	$—	$—	$(194)	$—	$(194)

Net income (loss) attributable to controlling interest	(50,451)	(49,106)	25,622	23,484	(50,451)

(1)	General and administration expenses for field operations are included in operating expenses.

Consolidating Condensed Balance Sheet

PARKER DRILLING COMPANY AND SUBSIDIARIES

CONSOLIDATING CONDENSED BALANCE SHEET

(Dollars in Thousands)

(Unaudited)

	March 31, 2014
	Parent	Guarantor	Non-Guarantor	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$30,649	$15,916	$46,496	$—	$93,061
Accounts and notes receivable, net	(12)	122,122	142,327	—	264,437
Rig materials and supplies	—	2,578	41,910	—	44,488
Deferred costs	—	—	10,698	—	10,698
Deferred income taxes	(2)	7,447	1,528	—	8,973
Other tax assets	50,772	(42,985)	15,526	—	23,313
Other current assets	—	6,122	14,040	—	20,162

Total current assets	81,407	111,200	272,525	—	465,132

Property, plant and equipment, net	(19)	564,469	309,850	—	874,300
Investment in subsidiaries and intercompany advances	2,043,180	(135,328)	1,892,995	(3,800,847)	—
Other noncurrent assets	(450,209)	475,387	253,763	(118,005)	160,936

Total assets	$1,674,359	$1,015,728	$2,729,133	$(3,918,852)	$1,500,368

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Current portion of long-term debt	$18,801	$—	$—	$—	$18,801
Accounts payable and accrued liabilities	67,464	92,591	262,044	(254,644)	167,455
Accrued income taxes	(4,420)	6,767	14,848	—	17,195

Total current liabilities	81,845	99,358	276,892	(254,644)	203,451

Long-term debt	612,574	—	—	—	612,574
Other long-term liabilities	5,036	6,664	5,827	—	17,527
Long-term deferred tax liability	—	50,229	(9,203)	—	41,026
Intercompany payables	354,161	514,644	626,054	(1,494,859)	—
Contingencies	—	—	—	—	—
Stockholders’ equity:
Common stock	20,164	18,049	43,003	(61,052)	20,164
Capital in excess of par value	660,742	740,441	1,572,919	(2,313,360)	660,742
Retained earnings (accumulated deficit)	(60,163)	(413,657)	208,594	205,063	(60,163)
Accumulated other comprehensive income	—	—	1,783	—	1,783

Total controlling interest stockholders’ equity	620,743	344,833	1,826,299	(2,169,349)	622,526

Noncontrolling interest	—	—	3,264	—	3,264

Total equity	620,743	344,833	1,829,563	(2,169,349)	625,790

Total liabilities and stockholders’ equity	$1,674,359	$1,015,728	$2,729,133	$(3,918,852)	$1,500,368

PARKER DRILLING COMPANY AND SUBSIDIARIES

CONSOLIDATING CONDENSED BALANCE SHEET

(Dollars in Thousands)

(Unaudited)

	December 31, 2013
	Parent	Guarantor	Non-Guarantor	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$88,697	$8,310	$51,682	$—	$148,689
Accounts and notes receivable, net	—	101,299	156,590	—	257,889
Rig materials and supplies	—	3,002	38,779	—	41,781
Deferred costs	—	—	13,682	—	13,682
Deferred income taxes	(57)	8,435	1,562	—	9,940
Other tax assets	54,524	(46,770)	16,325	—	24,079
Other current assets	—	9,089	14,134	—	23,223

Total current assets	143,164	83,365	292,754	—	519,283

Property, plant and equipment, net	60	562,148	309,148	—	871,356
Investment in subsidiaries and intercompany advances	1,906,128	(336,570)	1,667,937	(3,237,495)	—
Other noncurrent assets	(457,954)	468,864	250,983	(117,776)	144,117

Total assets	$1,591,398	$777,807	$2,520,822	$(3,355,271)	$1,534,756

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Current portion of long-term debt	$25,000	$—	$—	$—	$25,000
Accounts payable and accrued liabilities	75,268	92,546	261,436	(254,364)	174,886
Accrued income taxes	—	725	6,541	—	7,266

Total current liabilities	100,268	93,271	267,977	(254,364)	207,152

Long-term debt	628,781	—	—	—	628,781
Other long-term liabilities	5,037	6,743	15,134	—	26,914
Long-term deferred tax liability	—	51,747	(12,980)	—	38,767
Intercompany payables	227,504	291,783	422,645	(941,932)	—
Contingencies	—	—	—	—	—
Stockholders’ equity:
Common stock	20,075	18,049	43,003	(61,052)	20,075
Capital in excess of par value	657,349	740,438	1,572,919	(2,313,357)	657,349
Retained earnings (accumulated deficit)	(47,616)	(424,224)	208,790	215,434	(47,616)
Accumulated other comprehensive income	—	—	1,888	—	1,888

Total controlling interest stockholders’ equity	629,808	334,263	1,826,600	(2,158,975)	631,696

Noncontrolling interest	—	—	1,446	—	1,446

Total Equity	629,808	334,263	1,828,046	(2,158,975)	633,142

Total liabilities and stockholders’ equity	$1,591,398	$777,807	$2,520,822	$(3,355,271)	$1,534,756

PARKER DRILLING COMPANY AND SUBSIDIARIES

CONSOLIDATING CONDENSED BALANCE SHEET

(Dollars in Thousands)

(Unaudited)

	December 31, 2013
	Parent	Guarantor	Non-Guarantor	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$88,697	$8,310	$51,682	$—	$148,689
Accounts and notes receivable, net	—	101,299	156,590	—	257,889
Rig materials and supplies	—	3,002	38,779	—	41,781
Deferred costs	—	—	13,682	—	13,682
Deferred income taxes	(57)	8,435	1,562	—	9,940
Other tax assets	54,524	(46,770)	16,325	—	24,079
Other current assets	—	9,089	14,134	—	23,223

Total current assets	143,164	83,365	292,754	—	519,283

Property, plant and equipment, net	60	562,148	309,148	—	871,356
Investment in subsidiaries and intercompany advances	1,906,128	(336,570)	1,667,937	(3,237,495)	—
Other noncurrent assets	(457,954)	468,864	250,983	(117,776)	144,117

Total assets	$1,591,398	$777,807	$2,520,822	$(3,355,271)	$1,534,756

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Current portion of long-term debt	$25,000	$—	$—	$—	$25,000
Accounts payable and accrued liabilities	75,268	92,546	261,436	(254,364)	174,886
Accrued income taxes	—	725	6,541	—	7,266

Total current liabilities	100,268	93,271	267,977	(254,364)	207,152

Long-term debt	628,781	—	—	—	628,781
Other long-term liabilities	5,037	6,743	15,134	—	26,914
Long-term deferred tax liability	—	51,747	(12,980)	—	38,767
Intercompany payables	227,504	291,783	422,645	(941,932)	—
Contingencies	—	—	—	—	—
Stockholders’ equity:
Common stock	20,075	18,049	43,003	(61,052)	20,075
Capital in excess of par value	657,349	740,438	1,572,919	(2,313,357)	657,349
Accumulated other comprehensive income	—	—	1,888	—	1,888
Retained earnings (accumulated deficit)	(47,616)	(424,224)	208,790	215,434	(47,616)

Total controlling interest stockholders’ equity	629,808	334,263	1,826,600	(2,158,975)	631,696
Noncontrolling interest	—	—	1,446	—	1,446

Total Equity	629,808	334,263	1,828,046	(2,158,975)	633,142

Total liabilities and stockholders’ equity	$1,591,398	$777,807	$2,520,822	$(3,355,271)	$1,534,756

PARKER DRILLING COMPANY AND SUBSIDIARIES

CONSOLIDATING CONDENSED BALANCE SHEET

(Dollars in Thousands)

(Unaudited)

	December 31, 2012
	Parent	Guarantor	Non-Guarantor	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$42,251	$11,023	$34,612	$—	$87,886
Accounts and notes receivable, net	(7)	77,927	90,695	—	168,615
Rig materials and supplies	—	2,835	26,587	—	29,422
Deferred costs	—	—	1,089	—	1,089
Deferred income taxes	—	7,615	1,127	—	8,742
Other tax assets	46,249	(31,136)	18,411	—	33,524
Other current assets	—	8,708	4,145	—	12,853

Total current assets	88,493	76,972	176,666	—	342,131

Property, plant and equipment, net	60	548,794	244,343	—	793,197
Investment in subsidiaries and intercompany advances	1,492,708	(523,143)	1,467,617	(2,437,182)	—
Other noncurrent assets	(378,297)	370,877	219,196	(91,371)	120,405

Total assets	$1,202,964	$473,500	$2,107,822	$(2,528,553)	$1,255,733

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Current portion of long-term debt	$10,000	$—	$—	$—	$10,000
Accounts payable and accrued liabilities	65,839	94,037	205,864	(227,994)	137,746
Accrued income taxes	—	612	3,508	—	4,120

Total current liabilities	75,839	94,649	209,372	(227,994)	151,866

Long-term debt	469,205	—	—	—	469,205
Other long-term liabilities	3,933	6,129	13,120	—	23,182
Long-term deferred tax liability	—	36,894	(16,047)	—	20,847
Intercompany payables	62,583	43,657	216,369	(322,609)	—
Contingencies	—	—	—	—	—
Stockholders’ equity:
Common stock	19,818	18,049	43,003	(61,052)	19,818
Capital in excess of par value	646,217	733,112	1,455,246	(2,188,358)	646,217
Retained earnings (accumulated deficit)	(74,631)	(458,990)	187,530	271,460	(74,631)

Total controlling interest stockholders’ equity	591,404	292,171	1,685,779	(1,977,950)	591,404

Noncontrolling interest	—	—	(771)	—	(771)

Total Equity	591,404	292,171	1,685,008	(1,977,950)	590,633

Total liabilities and stockholders’ equity	$1,202,964	$473,500	$2,107,822	$(2,528,553)	$1,255,733

Consolidating Condensed Statements of Comprehensive Income (Loss)

PARKER DRILLING COMPANY AND SUBSIDIARIES

CONSOLIDATING CONDENSED STATEMENT OF COMPREHENSIVE INCOME (LOSS)

(Dollars in Thousands)

(Unaudited)

	Three Months Ended March 31, 2014
	Parent	Guarantor	Non-Guarantor	Eliminations	Consolidated
Comprehensive income:
Net income (loss)	$(12,549)	$12,040	$(1,394)	$(10,489)	$(12,392)
Other comprehensive loss, net of tax:
Currency translation difference on related borrowings	—	—	(804)	—	(804)
Currency translation difference on foreign currency net investments			699		699

Total other comprehensive loss, net of tax:	—	—	(105)	—	(105)

Comprehensive income (loss)	(12,549)	12,040	(1,499)	(10,489)	(12,497)
Comprehensive (income) loss attributable to noncontrolling interest	—	—	(154)	—	(154)

Comprehensive income (loss) attributable to controlling interest	$(12,549)	$12,040	$(1,653)	$(10,489)	$(12,651)

PARKER DRILLING COMPANY AND SUBSIDIARIES

CONSOLIDATING CONDENSED STATEMENT OF COMPREHENSIVE INCOME (LOSS)

(Dollars in Thousands)

(Unaudited)

	Three Months Ended March 31, 2013
	Parent	Guarantor	Non-Guarantor	Eliminations	Consolidated
Comprehensive income:
Net income (loss)	$592	$10,159	$(10,000)	$(179)	$572
Other comprehensive loss, net of tax:
Currency translation difference on related borrowings	—	—	—	—	—
Currency translation difference on foreign currency net investments			—		—

Total other comprehensive loss, net of tax:	—	—	—	—	—

Comprehensive income (loss)	592	10,159	(10,000)	(179)	572
Comprehensive (income) loss attributable to noncontrolling interest	—	—	20	—	20

Comprehensive income (loss) attributable to controlling interest	$592	$10,159	$(9,980)	$(179)	$592

PARKER DRILLING COMPANY AND SUBSIDIARIES

CONSOLIDATING CONDENSED STATEMENT OF COMPREHENSIVE INCOME (LOSS)

(Dollars in Thousands)

(Unaudited)

	Year Ended December 31, 2013
	Parent	Guarantor	Non-Guarantor	Eliminations	Consolidated
Comprehensive income:
Net income	$27,015	$36,214	$19,380	$(55,430)	$27,179
Other comprehensive gain, net of tax:
Currency translation difference on related borrowings	—	—	(1,525)	—	(1,525)
Currency translation difference on foreign currency net investments	—	—	3,051	—	3,051

Total other comprehensive gain, net of tax:	—	—	1,526	—	1,526

Comprehensive income	27,015	36,214	20,906	(55,430)	28,705
Comprehensive (income) loss attributable to noncontrolling interest	—	—	198	—	198

Comprehensive income (loss) attributable to controlling interest	$27,015	$36,214	$21,104	$(55,430)	$28,903

PARKER DRILLING COMPANY AND SUBSIDIARIES

CONSOLIDATING CONDENSED STATEMENT OF COMPREHENSIVE INCOME (LOSS)

(Dollars in Thousands)

(Unaudited)

	Year Ended December 31, 2012
	Parent	Guarantor	Non-Guarantor	Eliminations	Consolidated
Comprehensive income:
Net income	$37,313	$54,961	$32,816	$(87,992)	$37,098
Other comprehensive gain, net of tax:
Currency translation difference on related borrowings	—	—	—	—	—
Currency translation difference on foreign currency net investments	—	—	—	—	—

Total other comprehensive gain, net of tax:	—	—	—	—	—

Comprehensive income	37,313	54,961	32,816	(87,992)	37,098
Comprehensive (income) loss attributable to noncontrolling interest	—	—	215	—	215

Comprehensive income (loss) attributable to controlling interest	$37,313	$54,961	$33,031	$(87,992)	$37,313

PARKER DRILLING COMPANY AND SUBSIDIARIES

CONSOLIDATING CONDENSED STATEMENT OF COMPREHENSIVE INCOME (LOSS)

(Dollars in Thousands)

(Unaudited)

	Year ended December 31, 2011
	Parent	Guarantor	Non- Guarantor	Eliminations	Consolidated
Comprehensive income:
Net income	$(50,451)	$(49,106)	$25,428	$23,484	$(50,645)
Other comprehensive gain, net of tax:
Currency translation difference on related borrowings	—	—	—	—	—
Currency translation difference on foreign currency net investments	—	—	—	—	—

Total other comprehensive gain, net of tax:	—	—	—	—	—

Comprehensive income	(50,451)	(49,106)	25,428	23,484	(50,645)
Comprehensive (income) loss attributable to noncontrolling interest	—	—	194	—	194

Comprehensive income (loss) attributable to controlling interest	$(50,451)	$(49,106)	$25,622	$23,484	$(50,451)

Consolidated Condensed Statements of Cash Flows

PARKER DRILLING COMPANY AND SUBSIDIARIES

CONSOLIDATED CONDENSED STATEMENTS OF CASH FLOWS

(Dollars in Thousands)

(Unaudited)

	Three Months Ended March 31, 2014
	Parent	Guarantor	Non-Guarantor	Eliminations	Consolidated
Cash flows from operating activities:
Net income (loss)	$(12,549)	$12,040	$(1,394)	$(10,489)	$(12,392)
Adjustments to reconcile net income (loss):
Depreciation and amortization	—	20,168	14,169	—	34,337
Loss on extinguishment of debt	29,673	—	—	—	29,673
Gain on disposition of assets	79	81	(31)	—	129
Deferred income tax expense	(17,472)	3,891	1,289	—	(12,292)
Expenses not requiring cash	4,180	129	2,535	—	6,844
Equity in net earnings of subsidiaries	(10,489)	—	—	10,489	—
Change in accounts receivable	11	(18,803)	12,566	—	(6,226)
Change in accrued income taxes	(4,420)	7,206	(2,636)	—	150
Change in other assets	12,746	(14,180)	1,040	—	(394)
Change in liabilities	(8,476)	(34)	305	—	(8,205)

Net cash provided by (used in) operating activities	(6,717)	10,498	27,843	—	31,624

Cash flows from investing activities:
Capital expenditures	—	(25,523)	(11,922)	—	(37,445)
Proceeds from the sale of assets	—	472	1,154	—	1,626

Net cash (used in) investing activities	—	(25,051)	(10,768)	—	(35,819)

Cash flows from financing activities:
Proceeds from debt issuance	400,000	—	—	—	400,000
Repayments of long term debt	(416,199)	—	—	—	(416,199)
Paydown on term note	(2,500)	—	—	—	(2,500)
Payment of debt issuance costs	(7,273)	—	—	—	(7,273)
Payment of debt extinguishment costs	(25,796)	—	—	—	(25,796)
Excess tax benefit from stock-based compensation	335	—	—	—	335
Intercompany advances, net	102	22,159	(22,261)	—	—

Net cash provided by (used in) financing activities	(51,331)	22,159	(22,261)	—	(51,433)

Net change in cash and cash equivalents	(58,048)	7,606	(5,186)	—	(55,628)
Cash and cash equivalents at beginning of year	88,697	8,310	51,682	—	148,689

Cash and cash equivalents at end of year	$30,649	$15,916	$46,496	$—	$93,061

PARKER DRILLING COMPANY AND SUBSIDIARIES

CONSOLIDATED CONDENSED STATEMENTS OF CASH FLOWS

(Dollars in Thousands)

(Unaudited)

	Three Months Ended March 31, 2013
	Parent	Guarantor	Non-Guarantor	Eliminations	Consolidated
Cash flows from operating activities:
Net income (loss)	$592	$10,159	$(10,000)	$(179)	$572
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	—	18,659	10,853	—	29,512
Gain on disposition of assets	—	(1,108)	(40)	—	(1,148)
Deferred income tax expense	(8,310)	2,936	3,767	—	(1,607)
Expenses not requiring cash	2,951	5,875	(1,647)	—	7,179
Equity in net earnings of subsidiaries	(179)	—	—	179	—
Change in accounts receivable	(25)	(14,540)	(3,992)	—	(18,557)
Change in other assets	(3,051)	(3,030)	(1,937)	—	(8,018)
Change in accrued income taxes	(630)	1,141	1,049	—	1,560
Change in liabilities	10,412	3,784	3,551	—	17,747

Net cash provided by operating activities	1,760	23,876	1,604	—	27,240

Cash flows from investing activities:
Capital expenditures	—	(21,998)	(8,025)	—	(30,023)
Proceeds from the sale of assets	—	1,504	46	—	1,550

Net cash (used in) investing activities	—	(20,494)	(7,979)	—	(28,473)

Cash flows from financing activities:
Paydown on term note	(2,500)	—	—	—	(2,500)
Payment of debt issuance costs	(307)	—	—	—	(307)
Excess tax benefit from stock-based compensation	(159)	—	—	—	(159)
Intercompany advances, net	2,447	(8,484)	6,037	—	—

Net cash provided by (used in) financing activities	(519)	(8,484)	6,037	—	(2,966)

Net change in cash and cash equivalents	1,241	(5,102)	(338)	—	(4,199)
Cash and cash equivalents at beginning of year	42,251	11,023	34,612	—	87,886

Cash and cash equivalents at end of year	$43,492	$5,921	$34,274	$—	$83,687

PARKER DRILLING COMPANY AND SUBSIDIARIES

CONSOLIDATED CONDENSED STATEMENTS OF CASH FLOWS

(Dollars in Thousands)

(Unaudited)

	Year Ended December 31, 2013
	Parent	Guarantor	Non-Guarantor	Eliminations	Consolidated
Cash flows from operating activities:
Net income (loss)	$27,015	$36,214	$19,380	$(55,430)	$27,179
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	—	77,416	56,637	—	134,053
Loss on extinguishment of debt	5,218	—	—	—	5,218
Gain on disposition of assets	—	(1,759)	(2,235)	—	(3,994)
Deferred income tax expense	(3,137)	19,454	(3,618)	—	12,699
Provision for reduction in carrying value of certain assets	—	—	2,544	—	2,544
Expenses not requiring cash	13,173	12	4,579	—	17,764
Equity in net earnings of subsidiaries	(55,430)	—	—	55,430	—
Change in accounts receivable	(7)	(12,888)	(20,617)	—	(33,512)
Change in other assets	74,411	(85,520)	487	—	(10,622)
Change in accrued income taxes	6,617	(1,052)	4,889	—	10,454
Change in liabilities	6,934	(877)	(6,343)	—	(286)

Net cash provided by (used in) operating activities	74,794	31,000	55,703	—	161,497

Cash flows from investing activities:
Capital expenditures	—	(94,269)	(61,376)	—	(155,645)
Proceeds from the sale of assets	—	3,725	4,493	—	8,218
Acquisition of ITS, net of cash acquired	—	(6,903)	(111,088)	—	(117,991)
Intercompany dividend payment	—	—	—	—	—

Net cash (used in) investing activities	—	(97,447)	(167,971)	—	(265,418)

Cash flows from financing activities:
Proceeds from debt issuance	350,000	—	—	—	350,000
Proceeds from draw on revolver credit facility	—	—	—	—	—
Repayment of long term debt	(125,000)	—	—	—	(125,000)
Repayment of term loan	(50,000)	—	—	—	(50,000)
Paydown on revolver credit facility	—	—	—	—	—
Payment of debt issuance costs	(11,172)	—	—	—	(11,172)
Payment of debt extinguishment costs	—	—	—	—	—
Excess tax benefit from stock-based compensation	896	—	—	—	896
Intercompany advances, net	(193,072)	63,734	129,338	—	—

Net cash provided by (used in) financing activities	(28,348)	63,734	129,338	—	164,724

Net change in cash and cash equivalents	46,446	(2,713)	17,070	—	60,803
Cash and cash equivalents at beginning of year	42,251	11,023	34,612	—	87,886

Cash and cash equivalents at end of year	$88,697	$8,310	$51,682	$—	$148,689

See accompanying notes to unaudited consolidated condensed financial statements.

PARKER DRILLING COMPANY AND SUBSIDIARIES

CONSOLIDATED CONDENSED STATEMENTS OF CASH FLOWS

(Dollars in Thousands)

(Unaudited)

	Year Ended December 31, 2012
	Parent	Guarantor	Non-Guarantor	Eliminations	Consolidated
Cash flows from operating activities:
Net income (loss)	$37,313	$54,961	$32,816	$(87,992)	$37,098
Adjustments to reconcile net income (loss)to net cash provided by operating activities:
Depreciation and amortization	—	65,354	47,663	—	113,017
Loss on extinguishment of debt	2,130	—	—	—	2,130
Gain on disposition of assets	—	(775)	(1,199)	—	(1,974)
Deferred income tax expense	2,257	15,429	(1,849)	—	15,837
Expenses not requiring cash	16,558	33,644	(27,602)	—	22,600
Equity in net earnings of subsidiaries	(43,884)	—	—	43,884	—
Change in accounts receivable	(445)	(1,788)	17,474	—	15,241
Change in other assets	1,649	2,060	(9,200)	—	(5,491)
Change in accrued income taxes	(4,055)	220	(2,267)	—	(6,102)
Change in liabilities	3,914	(4,158)	(2,413)	—	(2,657)

Net cash provided by (used in) operating activities	15,437	164,947	53,423	(44,108)	189,699

Cash flows from investing activities:
Capital expenditures	—	(176,333)	(15,210)	—	(191,543)
Proceeds from the sale of assets	—	2,062	1,875	—	3,937
Intercompany dividend payment	(8,387)	(4,357)	(31,364)	44,108	—

Net cash provided by (used in) investing activities	(8,387)	(178,628)	(44,699)	44,108	(187,606)

Cash flows from financing activities:
Proceeds from debt issuance	130,000	—	—	—	130,000
Proceeds from draw on revolver credit facility	7,000	—	—	—	7,000
Paydown on senior notes	(125,000)	—	—	—	(125,000)
Paydown on term note	(18,000)	—	—	—	(18,000)
Paydown on revolver credit facility	—	—	—	—	—
Payment of debt issuance costs	(4,859)	—	—	—	(4,859)
Payment of debt extinguishment costs	(555)	—	—	—	(555)
Excess tax benefit from stock-based compensation	(662)	—	—	—	(662)
Intercompany advances, net	(8,393)	20,492	(12,099)	—	—

Net cash provided by (used in) financing activities	(20,469)	20,492	(12,099)	—	(12,076)

Net change in cash and cash equivalents	(13,419)	6,811	(3,375)	—	(9,983)
Cash and cash equivalents at beginning of year	55,670	4,212	37,987	—	97,869

Cash and cash equivalents at end of year	$42,251	$11,023	$34,612	$—	$87,886

See accompanying notes to unaudited consolidated condensed financial statements.

PARKER DRILLING COMPANY AND SUBSIDIARIES

CONSOLIDATED CONDENSED STATEMENTS OF CASH FLOWS

(Dollars in Thousands)

(Unaudited)

	Year Ended December 31, 2011
	Parent	Guarantor	Non-Guarantor	Eliminations	Consolidated
Cash flows from operating activities:
Net income (loss)	$(50,451)	$(49,106)	$25,428	$23,484	$(50,645)
Adjustments to reconcile net income (loss)to net cash provided by operating activities:
Depreciation and amortization	—	62,744	49,392	—	112,136
Loss on extinguishment of debt	—	—	—	—	—
Gain on disposition of assets	—	(2,706)	(953)	—	(3,659)
Deferred income tax expense	31,518	(57,030)	(22,863)	—	(48,375)
Impairment and other charges	—	170,000	—	—	170,000
Provision for reduction in carrying value of certain assets	—	1,350	—	—	1,350
Expenses not requiring cash	16,411	376	(3,954)	—	12,833
Equity in net earnings of subsidiaries	23,484	—	—	(23,484)	—
Change in accounts receivable	(288,333)	347,344	(65,852)	—	(6,841)
Change in other assets	62,173	(16,724)	16,404	—	61,853
Change in accrued income taxes	(12,852)	(2,053)	17,046	—	2,141
Change in liabilities	2,398	(51,351)	24,045	—	(24,908)

Net cash provided by (used in) operating activities	(215,652)	402,844	38,693	—	225,885

Cash flows from investing activities:
Capital expenditures	—	(174,999)	(15,400)	—	(190,399)
Proceeds from the sale of assets	—	4,335	1,200	—	5,535
Proceeds from insurance settlements	—	250	—	—	250

Intercompany dividend payment	—	—	—	—	—

Net cash provided by (used in) investing activities	—	(170,414)	(14,200)	—	(184,614)

Cash flows from financing activities:
Proceeds from debt issuance	50,000	—	—	—	50,000
Paydown on term note	(21,000)	—	—	—	(21,000)
Paydown on revolver credit facility	(25,000)	—	—	—	(25,000)
Payment of debt issuance costs	(504)	—	—	—	(504)
Payment of debt extinguishment costs	—	—	—	—	—
Proceeds from stock options exercised	183	—	—	—	183
Excess tax benefit from stock-based compensation	1,488	—	—	—	1,488
Intercompany advances, net	252,320	(230,535)	(21,785)	—	—

Net cash provided by (used in) financing activities	257,487	(230,535)	(21,785)	—	5,167

Net change in cash and cash equivalents	41,835	1,895	2,708	—	46,438
Cash and cash equivalents at beginning of year	13,835	2,317	35,279	—	51,431

Cash and cash equivalents at end of year	$55,670	$4,212	$37,987	$—	$97,869